Exhibit 1

One Bryant Park Trust 2019-OBP

Commercial Mortgage Pass-Through Certificates, Series 2019-OBP

New York Liberty Development Corporation

Second Priority Liberty Revenue Refunding Bonds, Series 2019

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

25 July 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036

Re:

One Bryant Park Trust 2019-OBP (the “CMBS Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2019-OBP (the “CMBS Certificates”)

New York Liberty Development Corporation (the “Liberty Securities Issuer”)

Second Priority Liberty Revenue Refunding Bonds, Series 2019 (the “Liberty Securities”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “CMBS Depositor”) with respect to the CMBS Loan (as defined in Attachment A) relating to the CMBS Issuing Entity’s securitization transaction and the Liberty Securities Issuer with respect to the Liberty Debt Loan (as defined in Attachment A) relating to the Liberty Securities Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the CMBS Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the CMBS Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the CMBS Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the CMBS Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the CMBS Certificates for the CMBS Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the preliminary official statement relating to the Liberty Securities for the Liberty Securities Issuer’s securitization transaction (the “Draft Preliminary Official Statement”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The CMBS Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Official Statement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Preliminary Official Statement or any other information provided to us by the CMBS Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the CMBS Loan, (b) the existence of the Liberty Debt Loan, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the CMBS Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the CMBS Loan or Liberty Debt Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the CMBS Loan or Liberty Debt Loan,
iii.	Whether the originator(s) of the CMBS Loan or Liberty Debt Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the CMBS Loan or Liberty Debt Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Liberty Securities will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 July 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the CMBS Depositor indicated that:

a.	The assets of the CMBS Issuing Entity will consist primarily of a single, non-recourse first lien mortgage loan (the “CMBS Loan”) to be made by Bank of America, N.A. (the “CMBS Lender”) to One Bryant Park LLC (the “Borrower”),
b.	For the purpose of providing a portion of the funds necessary to redeem in whole previously issued bonds related to the Mortgaged Property (as defined herein), the Liberty Securities Issuer will make a loan to the Borrower (the “Liberty Debt Loan”),which payments shall be sufficient to pay the principal and interest of the Liberty Securities,
c.	The Loans (as defined herein) will be secured by, among other things, the Borrower’s ground lease interest in the office property located at One Bryant Park, New York, New York (the “Mortgaged Property”) and
d.	The Liberty Debt Loan will be subordinated in right of payment to the CMBS Loan.

For the purpose of the procedures described in this report:

a.	The CMBS Loan and the Liberty Debt Loan are each hereinafter referred to individually as a “Loan” and collectively as the “Loans” and
b.	The CMBS Loan, together with the Liberty Debt Loan, is hereinafter referred to as the “Total Debt associated with the Mortgaged Property.”

Procedures performed and our associated findings

1.            The CMBS Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the CMBS Depositor indicated contains information relating to the Loans and Mortgaged Property as of 21 August 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the CMBS Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the CMBS Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the CMBS Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the CMBS Depositor indicated contains information relating to the Loans and Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	ARD,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The draft CMBS loan agreement and draft liberty debt loan agreement Source Documents indicate that the CMBS Loan and Liberty Debt Loan are interest-only for their entire terms. Based on this information, the CMBS Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of each Loan and the Total Debt associated with the Mortgaged Property (the “Original IO Term (mos)”),
b.	Use “0” for the original amortization term of each Loan and the Total Debt associated with the Mortgage Property (the “Original Amortization Term (mos)“),
c.	Use “0” for the remaining amortization term of each Loan and the Total Debt associated with the Mortgaged Property (the “Remaining Amortization Term (mos)”) and
d.	Use the “Trust Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of each Loan and the Total Debt associated with the Mortgaged Property as of the Reference Date (the “Trust Cut-off Date Balance”) and
ii.	The principal balance of each Loan and the Total Debt associated with the Mortgaged Property as of the “ARD” of each Loan (the “Trust ARD Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Original Loan Term (mos),
b.	Original IO Term (mos) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Loan Term (mos) and
ii.	Remaining IO Term (mos)

of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Trust Original Balance,
b.	Interest Rate,
c.	Amortization Type and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the CMBS Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Annual IO Debt Service,
ii.	Annual Debt Service For Calcs and
iii.	Monthly IO Payment

of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the CMBS Depositor instructed us to recalculate the “Annual IO Debt Service” and “Annual Debt Service For Calcs” of each Loan and the Total Debt associated with the Mortgaged Property as the product of:

a.	The “Trust Original Balance,” as shown on the Final Data File and
b.	The “Interest Rate,” as shown on the Final Data File.

For the purpose of this procedure, the CMBS Depositor instructed us to recalculate the “Monthly IO Payment” of each Loan and the Total Debt associated with the Mortgaged Property as 1/12th of the “Annual IO Debt Service.”

9.	Using the:
a.	Trust Original Balance,
b.	Max Rates,
c.	Amortization Type and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodology provided by the CMBS Depositor which is described in the succeeding paragraph of this Item 9., we recalculated the “Annual Debt Service (Max Rate)” of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9. (continued)

For the purpose of this procedure, the CMBS Depositor instructed us to recalculate the “Annual Debt Service (Max Rate)” of each Loan and the Total Debt associated with the Mortgaged Property as the product of:

a.	The “Trust Original Balance,” as shown on the Final Data File and
b.	The “Max Rates,” as shown on the Final Data File.

10.	Using the:
a.	Trust Cut-off Date Balance,
b.	Trust ARD Balance,
c.	Annual Debt Service For Calcs,
d.	Underwritten NOI,
e.	Underwritten NCF and
f.	Appraisal Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular and Draft Preliminary Official Statement, we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	UW NOI Debt Yield,
iv.	UW NCF Debt Yield,
v.	Cut-off Date LTV and
vi.	ARD LTV

of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the CMBS Depositor instructed us to:

a.	Round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places,
b.	Round the “UW NOI Debt Yield,” “UW NCF Debt Yield,” “Cut-off Date LTV” and “ARD LTV” to the nearest 1/10th of one percent and
c.	Recalculate the items described in i. through vi. in the preceding paragraph of this Item 9. for the Liberty Debt Loan using:
i.	The “Annual Debt Service For Calcs,” as shown on the Final Data File, of both the CMBS Loan and Liberty Debt Loan for the “UW NOI DSCR” and “UW NCF DSCR,”
ii.	The “Trust Cut-off Date Balance,” as shown on the Final Data File, of both the CMBS Loan and Liberty Debt Loan for the “UW NOI Debt Yield,” “UW NCF Debt Yield” and “Cut-off Date LTV” and
iii.	The “Trust ARD Balance,” as shown on the Final Data File, of both the CMBS Loan and Liberty Debt Loan for the “ARD LTV.”

Attachment A Page 5 of 5

11.	Using the:
a.	Annual Debt Service (Max Rate) and
b.	Underwritten NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular and Draft Preliminary Official Statement, we recalculated the “UW NCF DSCR (Max Rate)” of the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the CMBS Depositor instructed us to round the “UW NCF DSCR (Max Rate)” to two decimal places.

12.	Using the:
a.	Trust Cut-off Date Balance and
b.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular and Draft Preliminary Official Statement, we recalculated the “Loan PSF” of each Loan and the Total Debt associated with the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedures, the CMBS Depositor instructed us to:

a.	Round the “Loan PSF” to two decimal places and
b.	Recalculate the “Loan PSF” for the Liberty Debt Loan using the “Trust Cut-off Date Balance,” as shown on the Final Data file, of both the CMBS Loan and Liberty Debt Loan.

13.	Using the:
a.	Total Property SF,
b.	Largest Tenant 1 Sq. Ft.,
c.	Largest Tenant 2 Sq. Ft.,
d.	Largest Tenant 3 Sq. Ft.,
e.	Largest Tenant 4 Sq. Ft. and
f.	Largest Tenant 5 Sq. Ft.,

all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Draft CMBS Loan and Liberty Debt Loan Source Documents (see Note 1)

Source Document Title	Document Date

Draft CMBS Loan Agreement (see Note 2)	Not Dated

Draft Liberty Debt Loan Agreement (see Note 2)	Not Dated

Draft Annex A – Glossary of Defined Terms (see Note 2)	Not Dated

Draft Leasehold Mortgage	Not Dated

Draft Collateral Agency Agreement	Not Dated

Mortgaged Property Source Documents

Source Document Title	Document Date

Appraisal Report	18 July 2019

Engineering Report	23 May 2019

Environmental Phase I Report	24 May 2019

Underwritten Rent Roll	1 July 2019

Underwriter’s Summary Report	18 July 2019

Pro-forma Title Policy	Not Dated

USPS Internet Site (www.usps.gov)	Not Applicable

Insurance Review Summary	27 June 2019

Lease Agreements	Various

Lease Abstracts	Various

Lease Amendments	Various

Ground Lease Agreements	Various

Exhibit 1 to Attachment A Page 2 of 2

Notes:

1.	For the purpose of the procedures described in this report, the CMBS Depositor instructed us to treat any draft Source Documents as fully executed.

2.	The draft annex A – glossary of defined terms Source Document relates to (and is incorporated into) multiple Source Documents, including the draft CMBS loan agreement and draft liberty debt loan agreement Source Documents. Additionally, the draft CMBS loan agreement, draft liberty debt loan agreement and draft annex A - glossary of defined terms Source Documents are hereinafter collectively referred to as the “Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 3

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Type	Appraisal Report
Property SubType	Appraisal Report
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County (see Note 1)	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Year Built	Engineering Report
Most Recent Renovation	Appraisal Report
Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Total Property SF	Underwritten Rent Roll
Title Type	Pro-forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Report
Appraisal Value	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 3

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)
Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

CMBS Loan and Liberty Debt Loan Information:

Characteristic	Source Document(s)
Initial Lenders	Loan Agreements
Borrower Name	Loan Agreements
Trust Original Balance	Loan Agreements
First Payment Date (see Note 4)	Loan Agreements
ARD (see Note 5)	Loan Agreements
Payment Day of Month	Loan Agreements
Payment Grace Period Event of Default	Loan Agreements
Payment Grace Period Event of Late Fee	Loan Agreements
Balloon Grace Period Event of Default	Loan Agreements
Amortization Type	Loan Agreements
Interest Accrual Method	Loan Agreements
Prepay Description	Loan Agreements
Sponsors	Loan Agreements
Carve-Out Guarantor(s)	Loan Agreements
Future Additional Debt Permitted (Y/N)	Loan Agreements
Future Additional Debt Type	Loan Agreements
Future Additional Debt Limit	Loan Agreements

Exhibit 2 to Attachment A Page 3 of 3

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	State and
d.	County

characteristics, the CMBS Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the CMBS Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the CMBS Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “First Payment Date” characteristic for the Liberty Debt Loan, the draft liberty debt loan agreement Source Document indicates an initial aggregate payment on 13 October 2019, which also includes an initial stub interest portion as described in the draft liberty debt loan agreement Source Document. The CMBS Depositor instructed us to use “13 October 2019” as the “First Payment Date” of the Liberty Debt Loan.

5.	For the purpose of comparing the “ARD” characteristic of each Loan, the CMBS Depositor instructed us to use the anticipated repayment date of each Loan, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the CMBS Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence
Property Name
Origination Date
Interest Rate
Administrative Fee Rate
Environmental Phase II Report Date
Seismic Report Date
PML %
Loan Purpose
Additional Financing In Place
Additional Financing Type
Additional Financing Amount (Original)
Additional Financing Amount (Cut-off)
Additional Financing Interest Rate
Additional Financing Interest Accrual Method
Additional Financing Amortization Type
Balloon Grace Period Event of Late Fee
Max Rates

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.